Summary of Significant Accounting Policies - Summary of Property Plant and Equipment, Useful Life (Detail)	12 Months Ended
Dec. 31, 2017
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life (years)	19 Years
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life (years)	8 Years
Hardware [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life (years)	5 Years
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life (years)	14 Years
Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life (years)	10 Years
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life (years)	5 Years